Volkswagen Auto Loan Enhanced Trust 2008-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-1-2009	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		8/18/2009

2	Payment Date		8/20/2009

3	Collection Period	6/28/2009	8/1/2009	35

4	Monthly Interest Period - Actual/360	7/20/2009	8/19/2009	31

5	Monthly Interest - 30/360			30

B.     SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	245,000,000.00	—	—	—	—
7	Class A-2-A Notes	305,000,000.00	137,393,874.90	26,708,284.51	110,685,590.39	0.3629036
8	Class A-3-A Notes	255,000,000.00	255,000,000.00	—	255,000,000.00	1.0000000
9	Class A-4-B Notes	214,450,000.00	214,450,000.00	—	214,450,000.00	1.0000000

10	Total Securities	$1,019,450,000.00	$606,843,874.90	$26,708,284.51	$580,135,590.39

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	630,325,246.45	26,708,284.51	603,616,961.94

13	YSOC	$62,585,327.65	$33,917,841.55		$32,365,094.58

14	Net Pool Balance	$1,105,516,699.20	$664,243,088.00	$26,708,284.51	$635,982,056.52

		Principal & Interest		Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Payment Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	2.8400%	—	—	—	—
16	Class A-2-A Notes	3.7100%	424,776.06	3.0916667	27,133,060.57	197.4837713
17	Class A-3-A Notes	4.5000%	956,250.00	3.7500000	956,250.00	3.7500000
18	Class A-4-B Notes	1.9888%	367,253.07	1.7125347	367,253.07	1.7125347

	Total Securities		24,227,424.27		28,456,563.64

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	19,030,716.80
20	Scheduled Interest Payments Received	3,565,997.84
21	Prepayments of Principal Received	264,045.05
22	Liquidation Proceeds	6,787,931.73
23	Recoveries Received	948,204.02
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	30,596,895.44

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	16,388.65

30	Total Available Funds, prior to Servicer Advances	30,613,284.09

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	30,613,284.09

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	30,613,284.09

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	553,535.91
37	Net Swap Payment Class A-4 Notes	559,170.93
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	1,748,279.13
40	Principal Distribution Amount (Item 80)	26,708,284.51
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	1,044,013.61

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-1-2009	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	553,535.91	—	553,535.91

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	424,776.06	—	424,776.06
49	Class A-3 Interest	956,250.00	—	956,250.00
50	Class A-4 Interest	367,253.07	—	367,253.07
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	1,748,279.13	—	1,748,279.13

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance		630,325,246.45
57	Beginning Net Pool Balance	664,243,088.00
58	Receipts of Scheduled Principal	(19,030,716.80)
59	Receipts of Prepaid Principal	(264,045.05)
60	Liquidation Proceeds	(6,787,931.73)
61	Other Collections of Principal	—
62	Principal Amount of Repurchases	—
63	Principal Amount of Defaulted Receivables	(2,178,337.90)
64	Ending Net Pool Balance	635,982,056.52
65	Yield Supplement Overcollateralization Amount	32,365,094.58
66	Adjusted Pool Balance	603,616,961.94
67	Less: Adjusted Pool Balance — End of Collection Period		603,616,961.94

68	Calculated Principal Distribution Amount		26,708,284.51

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)		30,613,284.09
70	Less: Prior Advance Reimbursement (Item 35)		—
71	Less: Servicing Fees Paid (Item 36)		553,535.91
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)		2,307,450.06
73	Less: Calculated Principal Distribution (Item 68)		26,708,284.51

74	Equals: Remaining Available Funds before Servicer Advance		1,044,013.61

75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)		N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)		—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)		1,044,013.61
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)		—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)		—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)		26,708,284.51

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Less: Prior Advance Reimbursement		—
83	Plus: Additional Servicer Advances for Current Period		—

84	Ending Balance of Servicer Advance		—

F. RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance (Amended 3-16-09)	55,214,656.86
86	Original Specified Reserve	5,214,656.86
87	Initial Reserve Account Balance	1,042,931.37
88	Beginning Reserve Account Balance	55,214,656.86
89	Plus: Net Investment Income for the Collection Period	16,388.65

90	Subtotal: Reserve Fund Available for Distribution	55,231,045.51
91	Plus: Deposit of Excess Available Funds (Item 41)	—
92	Plus: Deposit of Voluntary Capital Contribution	—
93	Less: Reserve Account Draw Amount (Item 79)	—

94	Subtotal Reserve Account Balance	55,231,045.51
95	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)	16,388.65

96	Equals: Ending Reserve Account Balance	55,214,656.86

97	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

Volkswagen Auto Loan Enhanced Trust 2008-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 8-1-2009	PAGE 3

G.    POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current
98	Net Pool Balance	1,105,516,699	635,982,057
99	Number of Current Contracts	69,699	44,848
100	Weighted Average Loan Rate	5.54%	5.73%
101	Average Remaining Term	55.0	42.6
102	Average Original Term	60.3	62.5
103	Monthly Prepayment Rate		0.90%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance
104	Aggregate Outstanding Principal Balance of Charged Off Receivables	112	2,178,337.90
105	Liquidation Proceeds on Related Vehicles		—
106	Recoveries Received on Receivables Previously Charged Off		948,204.02

107	Net Principal Losses for Current Collection Period	112	1,230,133.88

108	Beginning Net Principal Losses	955	12,639,355.80
109	Net Principal Losses for Current Collection Period	112	1,230,133.88

110	Cumulative Net Principal Losses	1,067	13,869,489.68

111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)		1.25%

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance
112	Current	97.98%	44,113	623,143,494.42
113	31 - 60 Days Delinquent	1.69%	621	10,763,877.74
114	61 - 90 Days Delinquent	0.33%	114	2,074,684.36

115	Total	100.00%	44,848	635,982,056.52

	Summary of Swap Payments and Receipts
	Receipts:
116	Net Swap Receipt Class A-4 Notes			—
117	Swap Replacements Proceeds			—

118	Total Receipts			—

	Payments:
119	Net Swap Payment Class A-4 Notes			559,170.93

120	Senior Swap Termination Payment			—
121	Subordinated Swap Termination Payments			—

122	Swap Termination Payment			—

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month